Rule 497(e)
                                      Registration Nos. 333-125751 and 811-21774


                        FIRST TRUST EXCHANGE-TRADED FUND
                                 (the "Trust")

                 FIRST TRUST ISE-REVERE NATURAL GAS INDEX FUND
                                  (the "Fund")

                 SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2015
                                      AND
             STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2015
                  AS PREVIOUSLY SUPPLEMENTED ON JUNE 30, 2015


                              DATED MARCH 18, 2016


      1. Notwithstanding anything to the contrary in the Fund's Prospectus or Statement of Additional Information, Chris A. Peterson, CFA, Senior Vice President of First Trust Advisors L.P. ("First Trust"), is now a member of the Fund's Investment Committee, and will serve as a member of the Fund's portfolio management team beginning on or about March 18, 2016.

            Chris A. Peterson, CFA, is a Senior Vice President and head of First Trust's strategy research group. He joined First Trust in January of 2000. Mr. Peterson is responsible for developing and implementing quantitative equity investment strategies. Mr. Peterson received his B.S. in Finance from Bradley University in 1997 and his M.B.A. from the University of Chicago Booth School of Business in 2005. He has over 18 years of financial services industry experience and is a recipient of the Chartered Financial Analyst designation.

            As of February 29, 2016, Chris A. Peterson managed the investment vehicles with the number of accounts and assets set forth in the table below:
                                                     OTHER
                                 REGISTERED          POOLED
                                 INVESTMENT        INVESTMENT          OTHER
                                 COMPANIES          VEHICLES         ACCOUNTS
                                 NUMBER OF         NUMBER OF         NUMBER OF
                                  ACCOUNTS          ACCOUNTS         ACCOUNTS
      PORTFOLIO MANAGER          ($ ASSETS)        ($ ASSETS)       ($ ASSETS)

      Chris A. Peterson             N/A               N/A               N/A


      2. Notwithstanding anything to the contrary in the Fund's Prospectus, the section entitled "Principal Investment Strategies" in the fund summary for the First Trust ISE-Revere Natural Gas Index Fund is replaced in its entirety with the following:

      The Fund will normally invest at least 90% of its net assets (including investment borrowings) in equity securities that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Fund's investment advisor seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation.

      The Index is developed and owned by the International Securities Exchange, LLC ("ISE"), and is calculated and maintained by S&P Dow Jones Indices LLC. The Index is designed to take advantage of both event-driven news and long term trends in the natural gas industry. Equity securities are selected for inclusion in the Index using a quantitative ranking and screening system that begins with the universe of equity securities of issuers that are involved in the exploration and production of natural gas and that satisfy market capitalization, liquidity and weighting concentration requirements.

      After application of the screens, the remaining equity securities are divided into two groups, one for equity securities issued by master limited partnerships ("MLPs") and one for equity securities issued by entities that are not master limited partnerships ("non-MLPs"). The Index is allocated 85% to equity securities issued by non-MLPs, and the remaining 15% consists of equity securities issued by MLPs.

      The Index uses a linear-based capitalization-weighted methodology for each of the MLP and non-MLP group of constituents that initially ranks the equity securities based on market capitalization and average daily trading volume, and then adjusts the combined rankings of each equity security by a factor relating to its market capitalization. The resulting linear weight distribution prevents a few large component stocks from dominating the Index while allowing smaller companies to adequately influence Index performance.

      The inception date of the Index was October 4, 2006. As of March 15, 2016, there were 28 securities that comprised the Index. The Index includes the securities of mid cap companies.


      3. Notwithstanding anything to the contrary in the Fund's Prospectus, the following paragraph shall be added between "Market Risk" and "Natural Gas Companies Risk" in the section entitled "Principal Risks" in the fund summary for the First Trust ISE-Revere Natural Gas Index Fund:

      MLP RISK. An investment in MLP units involves risks which differ from an investment in common stock of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership. In addition, there are certain tax risks associated with an investment in MLP units and conflicts of interest may exist between common unit holders and the general partner, including those arising from incentive distribution payments. In addition, there is the risk that a MLP could be, contrary to its intention, taxed as a corporation, resulting in decreased returns from such MLP.


      4. Notwithstanding anything to the contrary in the Fund's Prospectus, the section entitled "First Trust ISE-Revere Natural Gas Index Fund" in the section entitled "Index Information" in the Fund's Prospectus is replaced in its entirety with the following:

      The Index is calculated and maintained by S&P based on a methodology developed by the Index Provider. Companies are added or removed by the Index Provider based on the methodology determined by the Index Provider.

      The Index is calculated on a price and total return basis. The price component of the Index is calculated in real-time and disseminated via the Options Price Reporting Authority and market data vendors every day the U.S. equity markets are open. The total return component of the Index is calculated on an end-of-day basis. Both sets of values are freely available on the Index Provider's website at www.ise.com.

      The Index is comprised of companies that derive a substantial portion of their revenues from the exploration and production of natural gas. To be part of the Index, a company must meet component eligibility requirements. The Index begins by establishing the universe of equity securities listed in the United States of companies that derive a significant portion of revenue from natural gas exploration and production and then eliminates stocks whose natural gas proved reserves are less than 40% of the candidate stock's total proved reserves using Barrels of Oil Equivalent
      (BOE), an industry standard calculation, where 1 BOE = 6,000 cubic feet of gas. Additionally the company must have a public float of at least 25% of the stock and must be an operating company or MLP and not a closed-end fund or exchange-traded fund.

      To meet Index eligibility, the security must also satisfy market capitalization, liquidity and weighting concentration requirements. Each component security must have a market capitalization of at least $500 million and have a share price of greater than five dollars. Average daily trading value of the past three months must also have been more than $1 million, and no single component security can represent more than 24% of the weight of the Index. The five highest weighted component securities may not in the aggregate account for more than 50% of the weight of the Index.

      Eligible component securities are categorized based on whether they are issued by MLPs or non-MLPs, and 15% of the Index is allocated to MLP equity securities, with the remaining 85% consisting of non-MLP equity securities. The Index uses a linear-based capitalization-weighted methodology for each of the MLP and non-MLP group of constituents that initially ranks the equity securities in each group based on market capitalization and average daily trading volume, and then adjusts the combined rankings of each equity security by a factor relating to its market capitalization.

      Components of the Index are float-adjusted to reflect the number of shares available to investors according to S&P's proprietary methodology. The float-adjusted number of shares is used during the component eligibility process, as described above, at initial component selection and at scheduled reviews.

      The Fund will make changes to its portfolio shortly after changes to the Index are released to the public. Investors are able to access the holdings of the Fund and the composition and compilation methodology of the Index through the Fund's website at www.ftportfolios.com.

      In the event that the Index Provider no longer produces and disseminates the Index, the Index license is terminated or the identity or character of the Index is materially changed, the Board will seek to engage a replacement index. However, if that proves to be impracticable, the Board will take whatever action it deems to be in the best interests of the Fund. The Board will also take whatever actions it deems to be in the best interests of the Fund if the shares are delisted.


           PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND PROSPECTUS AND
            STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE